Note 16 - Warrants (Details Textual) - December 2013 Warrants [Member]	Dec. 19, 2013 $ / shares shares	Dec. 31, 2013 USD ($)
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	4,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in AUD per share) | $ / shares	$ 1
Warrants and Rights Outstanding, Term (Year)	7 years
Class of Warrant or Right, Exercised During Period (in shares)	0
Warrants and Rights Outstanding | $		$ 815,655